Schedule of convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, beginning of year	$ 135,007
Translation adjustment	(3,124)	$ 10,935
Balance, end of year	134,846	135,007
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year	27,872	32,620
Debentures converted for shares	(19,456)	(5,963)
Debentures revalued, derivative liability component	(623)
Interest accrued	720	240
Translation adjustment	790	975
Balance, end of year	$ 9,303	$ 27,872